Registration Nos. 033-85982

811-08846

As filed with the Securities and Exchange Commission on October 9, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.

Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45	☒

(Check appropriate box or boxes)

Tributary Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

1620 Dodge Street

Omaha, NE 68197

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:
(800) 662-4203

Brittany Fahrenkrog
1620 Dodge Street
Omaha, NE 68197

(Name and Address of Agent for Service)

Copies to:

Daniel A. Peterson
Husch Blackwell LLP
190 Carondelet Plaza

Suite 600

St. Louis, MO 63105

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on (date)  pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 9th day of October, 2014.

Tributary Funds, Inc.

By:	*
Name:	Stephen R. Frantz
Title:	President
Date:	October 9, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*
Stephen R. Frantz	President and Chairman of the Board of Directors	October 9, 2014

/s/ Daniel W. Koors
Daniel W. Koors	Treasurer	October 9, 2014

*
John J. McCartney	Director	October 9, 2014

*
Gary D. Parker	Director	October 9, 2014

*
Robert A. Reed	Director	October 9, 2014

/s/ Emily J. Bennett
*By: Emily J. Bennett	Attorney-in-Fact	October 9, 2014

* Emily J. Bennett signs this document on behalf of each of the foregoing persons pursuant to the Limited Power of Attorney which is incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 43 on Form N-1A filed September 26, 2014 and effective October 1, 2014.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Tributary Balanced Fund and Tributary Growth Opportunities Fund prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)